Flowthrough Share Premium Liability (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Flowthrough Share Premium Liability [Abstract]
Disclosure of the flow-through financings and the related flow-through share premium liability [Table Text Block]
	Expenditures	Flow through premium liability
Balance at December 31, 2020	$18,079	$7,644
Flow-through eligible expenditures	(10,789)	(4,520)
Balance at December 31, 2021	$7,290	$3,124
Flow-through eligible expenditures	(7,290)	(3,124)
Balance at December 31, 2022	$-	$-
Flow-through funds raised	8,750	3,889
Flow-through eligible expenditures	(7,527)	(3,345)
Balance at December 31, 2023	$1,223	$544